Organization and Business Background (Details 2) $ in Thousands	Dec. 16, 2010 HKD ($)
Business Acquisition [Line Items]
Cash	$ 58,160
Accounts payable and accrued liabilities	(1,524)
Net assets acquired	$ 56,636